ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2014
ACQUISITION [Abstract]
Schedule of Consideration Transferred
Cash paid to OTI upon Closing	$8,788
Contingent consideration:
Short-term	1,950
Long-term	3,359

Total fair value of consideration paid	$14,097

Schedule of Assets Acquired and Liabilities Assumed
Assets acquired	$
Inventories	343
Other current assets	276
Customer contracts	5,745
Software and other IP	5,303
Goodwill	3,722
Property and equipment, net	28
Total assets acquired	15,417
Liabilities assumed
Other current liabilities	1,320
Total liabilities assumed	1,320
Net assets acquired	14,097

Schedule of Future Amortization Expense
$
2014	1,511
2015	1,271
2016	1,101
2017	966
2018	855
2019	764
2020	690
2021	629
2022-2028	3261